Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Disclosure of operating segments [line items]
Profit after tax		£ 1,465		£ 384
Profit after tax in respect of continuing operations		1,465		431
Loss after tax in respect of discontinued operations		0		(47)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the period		2,572		(277)
Attributable to:
Equity holders of the parent		2,572		(276)
Non-controlling interests		0		(1)
Total comprehensive income/(loss) for the period		2,572		(277)
Continuing operations [member]
Disclosure of operating segments [line items]
Profit after tax		1,465	[1]	431	[2]
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations:
Currency translation reserve	[3],[4]	232		350
Fair value through other comprehensive income reserve	[3],[4]	359		(221)
Cash flow hedging reserve	[3],[4]	612		(403)
Other	[4]	0		10
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations	[4]	1,203		(264)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements	[3],[4]	(140)		(54)
Fair value through other comprehensive income reserve	[3],[4]	0		(267)
Own credit	[3],[4]	44		(73)
Other comprehensive loss not recycled to profit or loss from continuing operations	[4]	(96)		(394)
Other comprehensive income/(loss) for the period		1,107		(658)
Total comprehensive income/(loss) for the period		2,572		(227)
Attributable to:
Total comprehensive income/(loss) for the period		2,572		(227)
Discontinued operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the period		0		(3)
Total comprehensive income/(loss) for the period		0		(50)	[5]
Attributable to:
Total comprehensive income/(loss) for the period		£ 0		£ (50)	[5]

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing the profit after tax for H218 by £91m. Further detail can be found in Note 1, basis of preparation on pages 19 to 20

[2]

From 2019, due to an IAS 12 update, the tax relief on pay ments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, increasing the profit after tax for H118 by £ 84 m. Further detail can be found in Note 1, b a sis of prepa ration on pages 19 to 20 .

[3]	For notes to the Financial Statements see pages 19 to 44
[4]	Reported net of tax
[5]	Details of share capital, other equity instruments and other reserves are shown on pages 33 to 34